INTANGILE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Summary of Intangible Assets and Goodwill

In thousands of USD	Goodwill	Assets under construction	Patent, trademarks and other rights	Software	TOTAL

Cost	30	522,801	510	24,600	547,941
Amortization	—	—	(162)	(6,600)	(6,762)
Impairment	—	(66,936)	(286)	—	(67,222)
Net book value at June 30, 2022	30	455,865	62	18,000	473,957

Cost	32	473,841	568	10,841	485,282
Amortization	—	—	(169)	(4,464)	(4,633)
Impairment	(2)	(65,648)	(325)	—	(65,975)
Net book value at December 31, 2021	30	408,193	74	6,377	414,674

Cost	35	256,200	573	5,575	262,383
Amortization	—	—	(102)	(2,498)	(2,600)
Impairment	(2)	(49,058)	—	—	(49,060)
Net book value at December 31, 2020	33	207,142	471	3,077	210,723
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.